Subsequent Events (Details) (USD $)				0 Months Ended					0 Months Ended
	Sep. 06, 2012 Pfizer [Member] Hisun Pfizer Pharmaceuticals Co. Ltd [Member]	Jan. 28, 2013 Subsequent Event [Member] Zoetis [Member]	Feb. 06, 2013 Subsequent Event [Member] Zoetis [Member] Commercial Paper [Member] Maximum [Member] Issuance of Debt [Member]	Jan. 28, 2013 Subsequent Event [Member] Zoetis [Member] Senior Notes [Member] Issuance of Debt [Member]	Jan. 28, 2013 Subsequent Event [Member] Zoetis [Member] 1.150% Senior Notes, Due 2016 [Member] Senior Notes [Member] Issuance of Debt [Member]	Jan. 28, 2013 Subsequent Event [Member] Zoetis [Member] 1.875% Senior Notes, Due 2018 [Member] Senior Notes [Member] Issuance of Debt [Member]	Jan. 28, 2013 Subsequent Event [Member] Zoetis [Member] 3.250% Senior Notes, Due 2023 [Member] Senior Notes [Member] Issuance of Debt [Member]	Jan. 28, 2013 Subsequent Event [Member] Zoetis [Member] 4.700% Senior Notes, Due 2043 [Member] Senior Notes [Member] Issuance of Debt [Member]	Jan. 31, 2013 Subsequent Event [Member] Zoetis [Member] IPO [Member] Issuance of Equity [Member]	Feb. 06, 2013 Subsequent Event [Member] Zoetis [Member] IPO [Member] Issuance of Equity [Member]
Subsequent Event [Line Items]
Long-term debt				$ 3,650,000,000
Debt instrument, original issue discount				10,000,000
Debt, weighted average interest rate				3.30%
Debt instrument, interest rate, stated percentage					1.15%	1.875%	3.25%	4.70%
Debt instrument, face amount					400,000,000	749,000,000	1,349,000,000	1,142,000,000
Short-term debt instrument, unused borrowing capacity, amount			1,000,000,000
Long-term debt assumed by Pfizer as part of the Zoetis debt offering and initial public offering				1,000,000,000
Cash proceeds received by Pfizer as part of the Zoetis debt offering and initial public offering		6,100,000,000		2,650,000,000
Restricted cash proceeds received by Pfizer as part of the Zoetis debt offering and initial public offering		2,500,000,000
Estimated proceeds from issuance of long-term debt				2,500,000,000
Subsidiary or equity method investee, cumulative number of shares issued for all transactions									99,015,000
Proceeds from issuance of common stock									$ 2,500,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										19.80%
Equity method investment, ownership percentage	49.00%